Condensed Statements of Cash Flows - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 150,844	$ 1,198,920	$ (9,963)	$ (210,527)	$ 4,296,557		$ 6,604,155	$ (12,053,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Dividend income on marketable securities held in Trust Account				(1,966,104)	(253,141)		(2,859,903)
Allocation of deferred offering costs for warrant liability					516,746		516,746
Change in fair value of warrant liability	(291,180)	(1,139,452)		(212,600)	(4,776,047)		(5,191,127)
Gain on extinguishment of over-allotment liability					(258,440)		(258,440)
Payment of advertising and marketing costs by Sponsor			17
Changes in operating assets and liabilities:
Prepaid expenses				200,000	(566,336)		(284,597)
Accounts payable and accrued expenses			9,947	1,829,321	130,252		377,211
Net cash provided by (used) in operating activities			1	(359,910)	(910,409)		(1,095,955)
Cash flows from investing activities:
Investment of cash in Trust Account					(204,020,000)
Purchase of marketable securities held in Trust Account				(675,000)
Redemption of marketable securities held in Trust Account				149,322,133
Dividends received from interest earned on marketable securities held in Trust Account							(204,020,000)
Net cash used in investing activities				148,647,133	(204,020,000)		(204,020,000)
Cash flows from financing activities:
Proceeds from issuance of Class A ordinary shares to Sponsor					202,000,000		202,000,000
Proceeds from sale of Private Warrants					6,470,000		6,470,000
Proceeds from Promissory Note			150,000
Payment of Promissory Note							(242,801)
Payment of underwriting fee					(2,525,000)		(2,525,000)
Proceeds from promissory note – related party				850,000
Payment of promissory note – related party					(242,801)
Payment of offering costs			(84,628)		(446,002)		(460,514)
Payment of redemption on Class A ordinary shares				(149,322,133)
Net cash (used in) provided by financing activities			65,372	(148,472,133)	205,256,197		205,241,685
Net increase in cash, and cash equivalents, and restricted cash			65,373	(184,910)	325,788		125,730
Cash, and cash equivalents, and restricted cash - beginning of year				191,103	65,373		65,373
Total cash, and cash equivalents, and restricted cash - end of year	6,193	391,161	65,373	6,193	391,161		191,103
Cash and cash equivalents - end of year	6,193		65,373	6,193			191,103
Supplemental disclosure of non-cash investing and financing activity:
Initial measurement of Class A ordinary shares subject to possible redemption					174,013,413		174,013,413
Initial measurement of public warrants and private placement warrants					5,780,547		5,780,547
Deferred underwriting fee payable					7,070,000		7,070,000
Remeasurement of Class A ordinary shares subject to possible redemption				2,641,104	30,259,728		32,866,490
Forfeiture of Founder Shares							(70)
Forfeiture of Representative Shares					(70)
Issuance of Representative Shares					30		30
Deferred offering costs included in accrued offering costs			104,990		64,512		50,000
Non-cash borrowings against the promissory note			92,801
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares			$ 25,000
DIH Holding US, Inc. [Member]
Cash flows from operating activities:
Net income (loss)	(3,362,000)	(3,958,000)				$ (2,361,000)		(12,053,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	112,000	165,000				203,000		1,385,000
Allowance for doubtful accounts	(585,000)	(185,000)				680,000		(549,000)
Allowance for inventory obsolescence	663,000	(8,000)				(1,641,000)		2,315,000
(Gain)/loss on disposal of fixed assets		(3,000)				(3,000)		311,000
Pension contributions	(158,000)	(149,000)				(592,000)		(526,000)
Pension income	66,000	(105,000)				(417,000)		(282,000)
Foreign exchange (gain)/loss	703,000	(501,000)				(667,000)		292,000
Noncash lease expense	494,000	471,000				1,785,000		1,882,000
Noncash interest expense	2,000	45,000						145,000
Deferred income tax	3,000	(52,000)				70,000		55,000
Changes in operating assets and liabilities:
Accounts receivable	935,000	2,901,000				(483,000)		3,462,000
Inventories	(2,142,000)	(457,000)				244,000		3,189,000
Due from related parties		(84,000)				103,000		(2,282,000)
Due to related parties		(27,000)				1,808,000		(245,000)
Other assets	547,000	(172,000)				(2,325,000)		1,402,000
Operating lease liabilities	1,768,000	(308,000)				(1,670,000)		(1,860,000)
Accounts payable	87,000	54,000				345,000		(1,109,000)
Employee compensation	(232,000)	1,389,000				(183,000)		1,571,000
Other liabilities	(2,062,000)	426,000				417,000		899,000
Deferred revenue	228,000	(455,000)				4,074,000		(462,000)
Advance payments from customers	2,256,000	(9,000)				2,666,000		3,063,000
Accrued expense and other current liabilities	(1,725,000)	1,217,000				4,130,000		(1,347,000)
Net cash provided by (used) in operating activities	(2,402,000)	195,000				6,183,000		(744,000)
Cash flows from investing activities:
Purchases of property and equipment	(26,000)	(19,000)				(83,000)		(742,000)
Capitalized software development costs						(80,000)		(227,000)
Net cash used in investing activities	(26,000)	(19,000)				(163,000)		(969,000)
Cash flows from financing activities:
Proceeds on credit facilities								2,728,000
Payments on credit facilities	(1,322,000)	(842,000)				(2,723,000)		(683,000)
Payments on long term debt	(308,000)	(235,000)				(936,000)
Net cash (used in) provided by financing activities	(1,630,000)	(1,077,000)				(3,659,000)		2,045,000
Effect of currency translation on cash and cash equivalents	84,000	(230,000)				(73,000)		(110,000)
Net increase in cash, and cash equivalents, and restricted cash	(3,974,000)	(1,131,000)				2,288,000		222,000
Cash, and cash equivalents, and restricted cash - beginning of year	5,975,000	3,687,000				3,687,000		3,465,000
Total cash, and cash equivalents, and restricted cash - end of year	2,001,000	2,556,000		2,001,000	2,556,000	5,975,000		3,687,000
Cash and cash equivalents - end of year	1,506,000	2,163,000		1,506,000	2,163,000	5,560,000		3,308,000
Restricted cash - end of year	495,000	393,000		$ 495,000	$ 393,000	415,000		379,000
Supplemental disclosure of cash flow information:
Interest paid	230,000	167,000				779,000		372,000
Income tax paid						$ 234,000		$ 31,000
Supplemental disclosure of non-cash investing and financing activity:
Settlement of related party receivables and payables	$ 7,185,000